UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2008

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2008 (Unaudited)
Smead Value Fund

			Shares	Value
COMMON STOCKS - 99.10%
Automobiles - 4.00%
Harley-Davidson, Inc.			3,885	$154,545
Toyota Motor Corp. - ADR (a)			1,040	93,174
				247,719
Biotechnology - 5.69%
Amgen, Inc. (a)			5,610	352,588
Capital Markets - 6.97%
The Bank Of New York Mellon Corp.			3,220	111,444
Franklin Resources, Inc.			1,890	197,505
Legg Mason, Inc.			2,765	123,126
				432,075
Commercial Banks - 0.26%
Wachovia Corp.			1,000	15,890
Consumer Finance - 3.57%
SLM Corp. (a)			13,390	221,069
Diversified Financial Services - 3.43%
JPMorgan Chase & Co.			5,525	212,657
Diversified Telecommunication Services - 7.52%
AT&T, Inc.			7,325	234,327
Verizon Communications, Inc.			6,590	231,441
				465,768
Food & Staples Retailing - 6.06%
Walgreen Co.			4,195	152,824
Wal-Mart Stores, Inc.			3,775	222,989
				375,813
Hotels, Restaurants & Leisure - 4.38%
Starbucks Corp. (a)			17,425	271,133
Industrial Conglomerates - 3.29%
General Electric Co.			7,260	204,006
Insurance - 8.63%
MBIA, Inc.			21,455	348,000
XL Cap Ltd.			9,290	186,729
				534,729
Internet & Catalog Retail - 3.67%
eBay, Inc. (a)			9,115	227,237
IT Services - 4.30%
Accenture Ltd.			6,445	266,565
Media - 7.28%
Comcast Corp.			8,385	177,259
The Walt Disney Co.			8,465	273,843
				451,102
Multiline Retail - 3.14%
Nordstrom, Inc.			6,265	194,841
Oil, Gas & Consumable Fuels - 0.96%
Chevron Corp.			690	59,561
Pharmaceuticals - 13.92%
Abbott Laboratories			3,960	227,423
Merck & Co., Inc.			9,930	354,203
Mylan, Inc. (a)			10,695	137,858
Pfizer, Inc.			7,490	143,134
				862,618
Software - 6.63%
Microsoft Corp.			15,045	410,578
Specialty Retail - 5.14%
Cabela's, Inc. (a)			11,175	136,894
Home Depot, Inc.			6,690	181,433
				318,327
Thrifts & Mortgage Finance - 0.26%
Washington Mutual, Inc.			4,000	16,200
TOTAL COMMON STOCKS (Cost $6,164,692)				$6,140,476

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 1.11%
Cash Equivalent - 1.11%
Dreyfus Cash Management
2.580%, (b)			$69,122	$69,122
TOTAL SHORT TERM INVESTMENTS (Cost $69,122)				$69,122

Total Investments (Cost $6,233,814) - 100.21%				$6,209,598
Liabilities in Excess of Other Assets - (0.21)%				(13,288)
TOTAL NET ASSETS - 100.00%				$6,196,310

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a) Non Income Producing
(b)			Variable rate security; the rate shown represents the rate at August 31, 2008.

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

Cost of investments				$6,233,814
Gross unrealized appreciation				474,994
Gross unrealized depreciation				(499,210)
Net unrealized depreciation				$(24,216)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
30, 2008.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$ 6,209,598	$ 6,209,598	$ -	$ -
Total	$ 6,209,598	$ 6,209,598	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

By        /s/ John Buckel
  John Buckel, Treasurer

Date                      October 28, 2008